Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity Registrant Name	Cibus, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38161
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	6455 Nancy Ridge Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	450-0008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CBUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001705843
Amendment Flag	false